FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other unlisted investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 1	$ 1	$ 2
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	41	87	95
Cash restricted for use (note 21)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	60	58	73
Cash and cash equivalents (note 22)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,108	1,154	1,330
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 1,210	$ 1,300	$ 1,500